Trade and other receivables - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure of financial assets [line items]
Trade receivables period	30 days
Maximum
Disclosure of financial assets [line items]
Trade receivables period	60 days